AerCap Transaction (Tables)	12 Months Ended
Dec. 31, 2014
AerCap Transaction
Schedule of the consideration transferred to effect the AerCap Transaction

	(In thousands except share and per share amounts)
Cash consideration	$2,400,000	(a)
97,560,976 AerCap common shares issued multiplied by AerCap closing share price per share of $46.59 on May 14, 2014	4,545,366
Stock compensation	12,275

Consideration transferred	$6,957,641

(a)	Excludes the $600.0 million special distribution paid by ILFC to AIG prior to the Closing Date.

Summary of the estimated fair values of the identifiable assets acquired, the liabilities assumed and non-controlling interest at the Closing Date as initially recorded and previously reported, as well as measurement period adjustments made, and the revised estimated fair values of the identifiable assets acquired, the liabilities assumed and non-controlling interest at the Closing Date

(Dollars in thousands)	Amounts Initially Recognized and Reported as of the Closing Date	Measurement Period Adjustments(a)	Final Amounts Recognized as of the Closing Date
Cash and cash equivalents, including restricted cash	$2,958,809	$—	$2,958,809 (b)
Flight equipment held for operating leases, net	23,989,643	48,780	24,038,423
Prepayments on flight equipment	3,166,788	9,534	3,176,322
Maintenance rights intangible and lease premium	4,263,076	(181,047)	4,082,029 (c)
Other intangibles	440,093	49,712	489,805
Accrued maintenance liability	(2,688,438)	113,320	(2,575,118)
Debt	(24,339,842)	—	(24,339,842)
Other assets and liabilities	(775,990)	(77,844)	(853,834)
Non-controlling interest	(77,047)	—	(77,047)

Estimate of fair value of net assets acquired	$6,937,092	$(37,545)	$6,899,547
Consideration transferred	6,957,641	—	6,957,641

Goodwill	$20,549	$37,545	$58,094

(a)	These adjustments impacted the Successor's previously reported consolidated interim financial statements. See Note 30—Quarterly Financial Information (Unaudited).
(b)	Includes $0.8 billion of Restricted Cash.
(c)	Includes $4.0 billion maintenance rights intangible, and the remaining amount relates to lease premium.

Summary of pro forma information
(Dollars in thousands)	Pro Forma Year Ended December 31, 2014	Pro Forma Year Ended December 31, 2013
Total revenue and other income	$4,244,704	$4,394,515
Net income (loss)	749,498	(263,994)